Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Hotel	Dec. 31, 2018 USD ($)	Dec. 31, 2025	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Contingency factor applied to reduce cash flow projections	10.00%
Goodwill and other intangible assets	$ 1,376	$ 1,143		$ 967
Description of key assumptions on which management has based cash flow projections	Given the contingency factor applied to the cash flow projections and the significant amounts by which the recoverable amounts of the CGUs exceed their carrying amounts, management have determined that impairment charges would not arise from reasonably possible changes in the key assumptions.
Impairment charges total	$ 32
Goodwill carrying value	339	313
Gain loss due to change in the fair value of contingent consideration	$ 27	$ (4)
UK Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of hotels | Hotel	12
Duration for cash flow discounted amount projected	5 years
Discount rate for cash flow projections	9.70%
Impairment charges total	$ 81
Impairment charges goodwill	49
Impairment charges right of use assets	32
Goodwill carrying value	0
Gain loss due to change in the fair value of contingent consideration	38
Net impact before tax resulting from the reassessment of the hotel cash flows	$ 43
UK Portfolio [member] | Scenario forecast [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Extrapolation rate used to project future cash flows			1.50%
Management agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining amortisation period	26 years	25 years
Management agreements and Kimpton [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Extrapolation rate used to project future cash flows	2.00%
Discount rate for cash flow projections	8.00%	9.00%
Kimpton Management Agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 50
Guest Reservation System [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 288
Guest Reservation System [member] | Phase 1 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	10 years
Weighted average remaining period	9 years
Phase 2 Software assets not in use and therefore not being amortised [member] | Guest Reservation System [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 135
Brands [member] | Kimpton [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	193
Brands [member] | Six Senses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	189
Regent [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 57